Related party transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) item	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2019 CNY (¥)
Related party transactions
Net cash advances to Jimu Group				¥ 286
Increase (Decrease) in Due from Related Parties, Current	¥ (183)	$ (25)	¥ (2,416)	(2,795)
Shenzhen Xiaogang Technology Co., Ltd
Related party transactions
Ownership percentage	15.00%	15.00%
FT Synergy
Related party transactions
Noncontrolling interest, ownership percentage by parent	100.00%	100.00%
Jimu Group
Related party transactions
Number of common board members | item	1	1
Allowance for credit losses, due from related parties current					¥ 748,427
Allowance for credit losses, due from related parties noncurrent					¥ 107,589
Increase (Decrease) in Due from Related Parties, Current	¥ 3,874
Jimu Group | Transactions recorded through statement of operations and comprehensive loss
Related party transactions
Cost and expenses allocated from the related party				65
Service cost charged by the related party				75
Jimu Group | Operating transactions
Related party transactions
Accrual of share-based compensation awards to employees of the related party				(1,967)
Collecting principal and interests from borrowers on behalf of the related party	¥ 3,986		4,422	4,089
Jimu Group | Financing/Investing transactions
Related party transactions
Net cash advances to the related party			232	286
Shenzhen Xiaogang Technology Co., Ltd | Transactions recorded through statement of operations and comprehensive loss
Related party transactions
Technical service fees charged to the related party			¥ 6,696	¥ 9,935